UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Municipal Bond Fund 2

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama – 1.8%

$3,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34	12/17 at 100.00	A–	$2,886,780
	California – 6.7%

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,008,110

5,300	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	Baa3	3,755,368

1,000	Los Angeles Department of Harbors, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39	8/19 at 100.00	AA	1,056,610

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AAA	1,059,470

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,075,110

2,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	2,654,725
11,800	Total California			10,609,393
	Colorado – 3.3%

1,000	Colorado Health Facilities Authority, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AA+	1,054,110

2,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 – AGC Insured	No Opt. Call	AA+	2,176,800

1,900	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3	1,901,140
4,900	Total Colorado			5,132,050
	Connecticut – 0.6%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	BBB	1,025,350
	Florida – 45.1%

	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005:
500	5.000%, 4/01/34	4/16 at 100.00	A–	472,810
750	5.000%, 4/01/36	4/16 at 100.00	A–	696,885

3,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001-J1, 5.250%, 10/01/26 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 101.00	A+	3,012,690

1,075	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.050%, 5/01/37	5/17 at 100.00	N/R	905,021

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured	12/19 at 100.00	AA–	1,069,270

3,500	Florida Housing Finance Agency, FNMA Collateralized Housing Revenue Bonds, Villas of Capri, Series 1996H, 6.100%, 4/01/17 (Alternative Minimum Tax)	10/11 at 100.00	AA+	3,506,370

755	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	2/12 at 100.00	N/R	755,294

650	Florida Housing Finance Agency, Housing Revenue Bonds, Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/12 at 100.00	N/R	635,297

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/12 at 100.00	N/R	977,380

840	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	No Opt. Call	AAA	919,523

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Municipal Bond Fund 2 (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Florida (continued)

$335	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14 (ETM)	No Opt. Call	Aaa		$404,452

2,145	Florida State Department of Management Services, Certificates of Participation, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/15 at 101.00	AA+		2,269,796

600	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984, 10.000%, 7/01/14 (ETM)	No Opt. Call	Aaa		697,920

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
2,250	5.250%, 6/01/26	6/16 at 100.00	A–		2,236,118
2,550	5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AA+		2,608,140

1,900	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	BBB		2,286,764

2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B, 5.250%, 10/01/28	10/13 at 100.00	A3		1,979,900

1,005	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AA+		1,021,251

975	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A		1,078,214

1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	7/13 at 100.00	BBB+		1,661,225

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	Aa3		2,412,505

2,015	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FGIC Insured	10/14 at 100.00	Aa2		2,203,080

1,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)	12/11 at 100.00	BB+		1,004,100

3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 – AMBAC Insured	10/11 at 101.00	Aa3		3,845,238

2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.750%, 10/01/20 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2		2,572,850

1,875	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R		1,695,919

3,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24 (Pre-refunded 11/15/12)	11/12 at 100.00	N/R	(4)	3,474,315

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
295	5.000%, 1/01/21 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(4)	336,456
275	5.000%, 1/01/22 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R	(4)	313,646

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	1/12 at 100.00	AAA		181,005

1,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AA		1,046,910

500	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2009A-1, 5.250%, 10/01/39	4/19 at 100.00	Aa1		536,295

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
20	5.500%, 12/01/21	12/11 at 101.00	BBB–		19,844
1,000	5.625%, 12/01/31	12/11 at 101.00	BBB–		924,330

635	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Affordable Housing Guarantee Program, Windsor Park Apartments, Series 1998A, 5.900%, 6/01/38 (Alternative Minimum Tax)	12/11 at 100.00	N/R		635,044

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Florida (continued)

$3,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AA+	$2,761,170

2,700	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/33 – NPFG Insured	10/13 at 100.00	A1	2,718,198

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	A1	671,892

1,370	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	1,209,354

	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	N/R	1,143,311
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,470,130

2,050	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/25 – AMBAC Insured	10/14 at 100.00	A+	2,120,582

990	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	976,625

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA+	1,057,830

2,820	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA	2,911,763

2,095	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/11 at 100.00	Baa1	2,095,859

1,000	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.650%, 5/01/40	5/18 at 100.00	N/R	614,710

615	University Square Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A-1, 5.875%, 5/01/38	5/17 at 100.00	N/R	557,202

485	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	411,275
70,510	Total Florida			71,115,758
	Georgia – 1.6%

500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	A–	525,860

500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	A–	513,525

495	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	N/R	458,855

1,000	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	996,900
2,495	Total Georgia			2,495,140
	Illinois – 5.0%

2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA+	2,035,280

1,000	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1996A, 5.500%, 1/01/29 – NPFG Insured	1/12 at 100.00	A	1,000,710

Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Capital Appreciation, Series 2011B:

750	0.000%, 2/01/35	2/21 at 38.17	AA	152,633
750	0.000%, 2/01/36	2/21 at 35.47	AA	141,743

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A+	997,100

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Municipal Bond Fund 2 (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

$500	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	$465,965

1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,111,390

1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB	1,042,480

1,000	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corp., Project, Series 2009, 5.250%, 10/01/39	10/19 at 100.00	BBB+	958,890
9,000	Total Illinois			7,906,191
	Indiana – 1.4%

2,200	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	2,188,032
	Kansas – 1.6%

2,500	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.250%, 11/15/30	11/19 at 100.00		2,571,950
	Kentucky – 0.7%

1,000	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	Aa3	1,047,370
	Louisiana – 2.8%

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB–	1,030,610

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (5), (6)	12/17 at 100.00	N/R	505,320

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	2,861,640
5,000	Total Louisiana			4,397,570
	Maine – 0.6%

1,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011, 6.750%, 7/01/36	7/21 at 100.00	Baa3	1,005,580
	Michigan – 2.5%

3,040	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	N/R	3,218,296

750	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A, 5.375%, 10/15/41	No Opt. Call	Aa3	779,940
3,790	Total Michigan			3,998,236
	Nevada – 1.3%

2,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000, 0.000%, 1/01/21 – AMBAC Insured	No Opt. Call	D	295,480

1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	A	1,718,430
3,500	Total Nevada			2,013,910
	New York – 1.7%

2,000	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43	No Opt. Call	BBB–	2,047,960

560	Tobacco Settlement Financing Corporation Asset-Backed Revenue Bonds, New York, State Contingency Contract Secured, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA–	659,568
2,560	Total New York			2,707,528

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	North Carolina – 1.9%

$1,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	$879,920

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA+	2,128,860
3,000	Total North Carolina			3,008,780
	Ohio – 1.1%

1,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47	6/17 at 100.00	Baa3	704,300

1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	1,070,590
2,000	Total Ohio			1,774,890
	Oregon – 1.7%

1,400	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 5.250%, 5/01/39	5/19 at 100.00	AA	1,454,936

1,140	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,160,896
2,540	Total Oregon			2,615,832
	Pennsylvania – 3.6%

3,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA+	2,439,060

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Forumal Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	A+	3,176,640
6,000	Total Pennsylvania			5,615,700
	Tennessee – 1.4%

1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA	1,062,420

1,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA+	1,067,830
2,000	Total Tennessee			2,130,250
	Texas – 3.7%

2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41	9/21 at 100.00	AA	2,155,460

1,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	A	1,065,020

3,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	2,694,450
6,000	Total Texas			5,914,930
	Virgin Islands – 0.8%

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,316,719
	Virginia – 2.5%

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appriciation Series 2009B-2:
3,745	0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA+	1,111,666
10,000	0.000%, 10/01/40 – AGC Insured	No Opt. Call	AA+	1,618,800

2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	Baa3	1,205,220
15,745	Total Virginia			3,935,686

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Municipal Bond Fund 2 (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 1.3%

$2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	$2,014,980
	West Virginia – 0.6%

1,000	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A3	1,016,410
	Wyoming – 1.9%

1,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A1	1,067,350

1,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 5.250%, 7/15/26	8/19 at 100.00	A2	1,078,230

880	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B, 6.000%, 12/01/36	12/21 at 100.00	BBB	889,302
2,880	Total Wyoming			3,034,882
$168,660	Total Investments (cost $150,332,483) – 97.2%			153,479,897
	Other Assets Less Liabilities – 2.8%			4,342,504
	Net Assets – 100%			$157,822,401

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$152,974,577	$505,320	$153,479,897

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	505,320
Transfers out of	—
Balance at the end of period	$505,320

6	Nuveen Investments

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $150,222,245.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$6,554,156
Depreciation	(3,296,504)
Net unrealized appreciation (depreciation) of investments	$3,257,652

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.

(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 3.0%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$845	5.000%, 9/01/15 – SYNCORA GTY Insured	No Opt. Call	Baa3	$866,835
10	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	9,270
4,105	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	3,614,453

35	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.250%, 9/01/22 – SYNCORA GTY Insured	9/16 at 100.00	Baa3	33,979

1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	N/R	616,950
5,995	Total Consumer Discretionary			5,141,487
	Consumer Staples – 2.8%

3,315	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	3,091,702

125	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	11/11 at 100.00	Baa3	105,054

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BBB	1,583,520
4,940	Total Consumer Staples			4,780,276
	Education and Civic Organizations – 8.5%

1,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	1,007,290

625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	BB+	572,844

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	650,386

255	Maryland Health and HIgher Edcuational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/20 at 100.00	BBB–	241,947

500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	11/11 at 100.00	BBB–	497,085

	Maryland Health and Higher Educational Facilities Authority, Mortgage Revenue Bonds, Green Acres School, Series 1998:
665	5.300%, 7/01/18	1/12 at 100.00	BBB–	665,599
1,000	5.300%, 7/01/28	1/12 at 100.00	BBB–	968,550

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
250	5.250%, 7/01/25 – AGM Insured	1/13 at 100.00	AA+	252,785
500	5.250%, 7/01/30 – AGM Insured	1/12 at 100.50	AA+	505,350

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	630,444

1,870	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2007, 5.000%, 6/01/36	6/17 at 100.00	Baa1	1,763,504

	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel High School, Series 2005A:
770	5.500%, 5/01/20	5/15 at 100.00	N/R	787,348
500	6.000%, 5/01/35	5/15 at 100.00	N/R	501,415

815	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/20	5/15 at 100.00	Aa3	878,953

550	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/13 at 100.00	Aa3	583,644

1,500	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured	No Opt. Call	Aa3	1,785,765

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,100	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA+	$1,229,646

1,250	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.500%, 11/01/36	11/16 at 100.00	BBB+	1,055,138
14,420	Total Education and Civic Organizations			14,577,693
	Energy – 0.2%

400	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	338,460
	Health Care – 22.5%

675	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2006A, 5.000%, 7/01/36	7/16 at 100.00	A	669,263

895	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2010, 5.125%, 7/01/39	7/19 at 100.00	A	908,488

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36 (WI/DD, Settling 9/01/11)	1/22 at 100.00	Baa2	618,313

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2009A, 6.750%, 7/01/39	7/19 at 100.00	A–	2,245,040

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System, Series 2010, 5.000%, 7/01/32	7/19 at 100.00	A–	1,017,440

820	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A3	825,699

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002:
500	6.000%, 7/01/20	7/12 at 100.00	A3	509,695
1,500	5.800%, 7/01/32	7/12 at 100.00	A3	1,509,195

725	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2006, 5.000%, 7/01/40	7/16 at 100.00	A3	684,821

2,805	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	N/R	2,266,552

950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community Hospital, Series 2007A, 5.000%, 7/01/29	7/17 at 100.00	Baa3	814,188

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	740,376

600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	1/12 at 100.00	A	590,328

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	1/12 at 100.00	A+	2,004,920

1,785	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	1,749,300

765	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2008, 5.000%, 7/01/28 – AGC Insured	7/17 at 100.00	AA+	788,937

850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	A2	869,525

2,280	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2007, 5.250%, 5/15/46 – BHAC Insured	5/16 at 100.00	AA+	2,329,704

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center Issue, Series 2007A:
635	5.000%, 7/01/37	7/17 at 100.00	BBB	549,116
440	5.500%, 7/01/42	7/17 at 100.00	BBB	402,899

1,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	1,041,075

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Health Care (continued)

$2,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40	5/20 at 100.00	AA–		$2,508,874

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3		802,800

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2005:
1,405	5.000%, 7/01/35	7/15 at 100.00	A3		1,368,639
900	5.000%, 7/01/40	7/15 at 100.00	A3		861,543

645	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured	No Opt. Call	A2		764,331

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured	7/13 at 100.00	A		506,870

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Upper Chesapeake Hospitals Issue C, Series 2007, 6.000%, 1/01/38	1/18 at 100.00	Baa1		1,049,760

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008:
1,500	5.750%, 1/01/33	No Opt. Call	BBB–		1,499,865
3,385	5.750%, 1/01/38	1/18 at 100.00	BBB–		3,295,196
800	6.000%, 1/01/43	1/18 at 100.00	BBB–		800,336

1,935	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2006A, 5.000%, 7/01/34 – NPFG Insured	7/16 at 100.00	Baa1		1,948,081

190	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.375%, 7/01/14	1/12 at 100.00	B3		163,571
39,210	Total Health Care				38,704,740
	Housing/Multifamily – 3.8%

500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/12 at 100.00	Aa2		500,025

775	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Pre-refunded 11/20/11) (Alternative Minimum Tax)	11/11 at 100.00	Aa2	(4)	775,752

1,000	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Auburn Manor, Series 1998A, 5.300%, 10/01/28 (Alternative Minimum Tax)	10/11 at 100.00	Aa2		1,000,330

100	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B3		74,120

1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Frostburg State University Project, Series 2002A , 6.250%, 10/01/33	10/12 at 101.00	Ba3		1,425,960

600	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 5.875%, 7/01/21 – ACA Insured	7/12 at 100.50	N/R		570,498

570	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	AA+		546,613

1,420	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	1/12 at 100.00	Aaa		1,420,256

200	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	1/12 at 100.00	Aa2		200,354
6,665	Total Housing/Multifamily				6,513,908

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 6.3%

$1,695	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39	9/18 at 100.00	Aa2	$1,753,393

1,230	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35	3/20 at 100.00	Aa2	1,284,846

1,195	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	1,203,974

1,500	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum Tax)	3/16 at 100.00	Aa2	1,512,045

980	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)	9/16 at 100.00	Aa2	984,096

920	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006P, 4.700%, 3/01/37 (Alternative Minimum Tax)	3/16 at 100.00	Aa2	878,554

780	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum Tax)	3/17 at 100.00	Aa2	761,420

1,125	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E, 4.900%, 9/01/36 (Alternative Minimum Tax)	9/14 at 100.00	Aa2	1,112,524

1,200	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	1,204,116

220	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	218,489
10,845	Total Housing/Single Family			10,913,457
	Industrials – 5.1%

3,855	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	3,810,321

4,360	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)	4/12 at 101.00	BBB	4,465,032

500	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	No Opt. Call	BBB	505,060
8,715	Total Industrials			8,780,413
	Long-Term Care – 5.0%

2,285	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	BBB+	2,112,048

	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A:
500	5.500%, 1/01/19 – RAAI Insured	1/12 at 100.00	BB–	470,870
500	5.625%, 1/01/25 – RAAI Insured	1/12 at 100.00	BB–	435,955

950	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc., Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	N/R	992,950

2,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010, 6.250%, 1/01/41	1/21 at 100.00	N/R	2,702,994

1,965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	7/17 at 100.00	A–	1,795,990
8,810	Total Long-Term Care			8,510,807

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 12.7%

$435	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	$486,913

400	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	467,808

400	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA+	469,984

300	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006, 5.000%, 3/01/16	No Opt. Call	Aa1	354,882

1,500	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	AA	1,740,105

9,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2001, 5.500%, 3/01/15	No Opt. Call	AAA	10,574,820

1,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	2,107,530

1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2001A, 5.250%, 10/01/13	10/11 at 101.00	AAA	1,014,270

2,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A, 5.000%, 10/01/18	10/13 at 100.00	AAA	2,172,320

2,500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	Baa1	2,523,900
19,335	Total Tax Obligation/General			21,912,532
	Tax Obligation/Limited – 17.3%

300	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North Project, Series 2010, 6.100%, 7/01/40	7/18 at 102.00	N/R	291,261

115	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	116,570

1,200	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – NPFG Insured	3/12 at 100.00	Baa1	1,203,564

200	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	183,192

	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
300	5.600%, 7/01/20 – RAAI Insured	7/12 at 100.00	N/R	301,185
115	5.700%, 7/01/29 – RAAI Insured	7/12 at 100.00	N/R	110,031

	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A:
1,850	5.000%, 7/01/30	7/20 at 100.00	A–	1,906,499
2,870	5.000%, 7/01/40	7/20 at 100.00	A–	2,895,313

450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	410,580

1,110	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 2000A, 5.875%, 6/01/30 – NPFG Insured	12/11 at 100.50	Baa1	1,118,891

1,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AAA	2,103,098

	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A:
430	5.000%, 9/15/13	9/12 at 100.00	AA+	450,920
650	5.000%, 9/15/16	9/12 at 100.00	AA+	680,147

1,540	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/22	6/13 at 100.00	AA+	1,636,312

1,470	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA	1,516,334

500	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.375%, 7/01/20 – RAAI Insured	7/12 at 101.00	A2	508,485

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,000	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 – NPFG Insured	6/13 at 100.00	AA+		$1,079,240

3,100	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	7/15 at 100.00	N/R		2,782,932

7,030	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+		741,032

1,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/12 at 100.00	AA+		1,011,200

1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+		1,587,960

1,400	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+		1,412,194

4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+		4,287,243

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2		458,195

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	BBB+		980,270
35,640	Total Tax Obligation/Limited				29,772,648
	Transportation – 0.9%

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2009A, 5.125%, 7/01/32	7/19 at 100.00	Aa3		1,066,300

500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/11 at 100.00	CCC+		411,980
1,500	Total Transportation				1,478,280
	U.S. Guaranteed – 5.2% (4)

865	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	(4)	1,012,768

1,250	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002, 5.000%, 11/01/21 (Pre-refunded 11/01/12)	11/12 at 101.00	Aaa		1,332,125

420	Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and Rehabilitation Center, Series 1995, 6.500%, 9/01/12 – AGM Insured (ETM)	No Opt. Call	AA+	(4)	432,676

1,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	1,920,247

525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	A2	(4)	589,187

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22 (Pre-refunded 7/01/12)	7/12 at 100.00	A	(4)	524,070

940	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA		1,090,785

1,495	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	Aaa		1,527,889

500	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		582,099
8,105	Total U.S. Guaranteed				9,011,846
	Utilities – 2.3%

2,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Series 2006, 6.200%, 9/01/22	No Opt. Call	A		2,967,249

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,060	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	11/11 at 100.00	N/R	$1,062,299
3,560	Total Utilities			4,029,548
	Water and Sewer – 2.6%

	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2009A:
500	5.375%, 7/01/34	7/19 at 100.00	AA–	542,489
1,020	5.750%, 7/01/39	7/19 at 100.00	AA–	1,140,777

855	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AA	895,064

1,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/25 – AGM Insured	7/17 at 100.00	AA+	1,096,159

760	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	762,879
4,135	Total Water and Sewer			4,437,368
$172,275	Total Investments (cost $165,039,768) – 98.2%			168,903,463
	Other Assets Less Liabilities – 1.8%			3,146,705
	Net Assets – 100%			$172,050,168

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$168,903,463	$—	$168,903,463

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Municipal Bonds
Balance at the beginning of period	$214,978
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	3,571
Purchases at cost	—
Sales at proceeds	(55,000)
Net discounts (premiums)	22
Transfers in to	—
Transfers out of	(163,571)
Balance at the end of period	$—

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

14	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $164,895,063.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$7,576,480
Depreciation	(3,568,080)
Net unrealized appreciation (depreciation) of investments	$4,008,400

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 0.0%

$65	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$70,999
	Education and Civic Organizations – 13.3%

975	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 5.500%, 5/01/15	No Opt. Call	Baa3	1,033,578

2,500	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 5.900%, 10/15/28	10/18 at 100.00	Baa3	2,525,825

1,445	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2007A, 6.375%, 12/15/37	12/17 at 100.00	BB+	1,267,511

1,000	Cumberland County, Pennsylvania, Municipal Authority College Revenue Bonds, Dickinson College, Series 2009H-H1, 5.000%, 11/01/39	11/19 at 100.00	A+	1,030,000

920	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series 2006, 4.500%, 10/01/27 – RAAI Insured	10/16 at 100.00	N/R	805,598

925	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.250%, 10/01/38	10/11 at 100.00	BBB	948,301

1,250	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010, 5.250%, 10/01/31	10/20 at 100.00	BBB	1,256,663

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
800	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	858,536
330	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	351,559

1,000	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	A1	1,066,690

375	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	339,953

1,280	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Mercyhurst College Project, Series 2008, 5.500%, 3/15/38	9/18 at 100.00	BBB	1,281,446

2,000	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	N/R	1,864,400

1,500	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 5.000%, 4/01/36 – RAAI Insured	4/16 at 100.00	BBB+	1,391,880

	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2010:
330	5.250%, 4/01/30	4/20 at 100.00	BBB+	330,211
220	5.625%, 4/01/40	4/20 at 100.00	BBB+	222,902

2,500	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/26 – NPFG Insured	8/15 at 100.00	A1	2,610,575

165	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 – RAAI Insured	5/17 at 100.00	N/R	150,589

3,090	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher Education, Series 2008AH, 5.000%, 6/15/33	6/18 at 100.00	Aa2	3,244,747

715	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	718,075

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series 2007A, 5.000%, 5/01/37 – NPFG Insured	11/17 at 100.00	A	1,019,860

1,205	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Gwynedd Mercy College, Series 2007 GG5, 5.000%, 5/01/27 – RAAI Insured	5/17 at 100.00	BBB–	1,186,913

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2003, 5.250%, 5/01/23	5/13 at 100.00	BBB	$1,019,420

1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – NPFG Insured	4/16 at 100.00	Aa3	1,873,485

1,000	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2010, 5.000%, 3/01/40	3/20 at 100.00	AA–	1,027,530

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA+	1,034,230

1,250	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured	5/15 at 100.00	A3	1,260,175

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 6.375%, 11/15/40	11/20 at 100.00	BBB–	943,220

500	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/22	4/13 at 100.00	Aa2	530,235

800	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	A	809,040
33,775	Total Education and Civic Organizations			34,003,147
	Health Care – 18.5%

3,980	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Ba2	3,112,678

5,000	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2006, 5.000%, 11/01/35 – CIFG Insured	5/16 at 100.00	Aa3	5,005,850

2,000	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2007, 5.000%, 11/01/37 – CIFG Insured	11/17 at 100.00	Aa3	2,000,920

1,660	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg Hospital Project, Series 2010, 5.375%, 7/01/42	No Opt. Call	A2	1,653,675

4,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2003A, 5.250%, 7/01/32	7/13 at 101.00	A+	4,060,680

750	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	765,578

2,820	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2007, 5.000%, 11/01/37 – AGC Insured	11/17 at 100.00	AA+	2,857,873

	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009:
1,500	5.500%, 7/01/28	7/19 at 100.00	BBB+	1,475,640
1,010	5.750%, 7/01/39	7/19 at 100.00	BBB+	974,620

840	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.125%, 1/01/37	1/17 at 100.00	A–	790,600

995	Montgomery County Higher Education and Health Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009E, 6.250%, 11/15/34	5/19 at 100.00	A	1,080,262

445	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	456,223

5,750	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Lukes Hospital Project, Series 2008A, 5.500%, 8/15/35	8/18 at 100.00	A3	5,513,673

5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 – FGIC Insured	8/15 at 100.00	AA–	5,639,198

2,085	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40	5/20 at 100.00	AA	2,102,431

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$3,000	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23	11/11 at 100.00	BBB	$2,999,580

	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
50	5.500%, 7/01/18	1/12 at 100.00	N/R	47,298
1,000	5.625%, 7/01/24	1/12 at 100.00	N/R	883,310

1,612	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital,, 5.500%, 7/01/29	7/20 at 100.00	Baa1	1,612,983

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
430	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	389,030
300	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	265,149
1,000	5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB–	882,490

1,145	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2009D, 6.250%, 11/15/34	5/19 at 100.00	A	1,230,188

1,225	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2010A, 5.000%, 11/15/40	11/20 at 100.00	A	1,160,185

425	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30	7/20 at 100.00	A3	425,417
48,022	Total Health Care			47,385,531
	Housing/Multifamily – 1.8%

305	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 4.850%, 4/01/12 (Alternative Minimum Tax)	No Opt. Call	AA+	310,292

650	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43	No Opt. Call	BBB–	642,655

1,565	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Series 2007A, 5.000%, 7/01/39 – SYNCORA GTY Insured	7/17 at 100.00	BBB+	1,409,877

1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	1,644,156

240	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	209,731

330	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	332,657
4,890	Total Housing/Multifamily			4,549,368
	Housing/Single Family – 2.7%

1,950	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,945,652

1,095	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	1,101,920

1,460	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,465,533

1,315	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A, 4.600%, 10/01/27 (Alternative Minimum Tax)	10/16 at 100.00	AA+	1,317,143

360	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A, 4.850%, 10/01/31 (Alternative Minimum Tax)	10/16 at 100.00	AA+	356,566

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	10/11 at 100.00	Aa1	$766,232
6,945	Total Housing/Single Family			6,953,046
	Industrials – 0.4%

1,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 – AMBAC Insured	7/12 at 101.00	A1	1,039,780
	Long-Term Care – 4.1%

	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community at Telford Center, Series 2007:
530	5.750%, 1/01/27	1/17 at 100.00	N/R	453,797
840	5.750%, 1/01/37	1/17 at 100.00	N/R	664,759

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries, Series 2007:
1,000	5.000%, 1/01/27	1/17 at 100.00	N/R	944,620
275	5.000%, 1/01/36	1/17 at 100.00	N/R	243,867

510	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A	495,042

630	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project, Series 2008A, 6.375%, 7/01/30	7/17 at 100.00	N/R	627,335

2,320	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	2,085,332

1,000	Montgomery County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, ACTS Inc, Series 1998, 5.250%, 11/15/28	11/23 at 100.00	BBB+	959,450

2,310	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/14	11/11 at 100.00	BB	2,271,608

1,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/23 – AMBAC Insured	7/13 at 100.00	Baa1	1,596,527
10,995	Total Long-Term Care			10,342,337
	Materials – 0.4%

560	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	567,745

440	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB	449,002
1,000	Total Materials			1,016,747
	Tax Obligation/General – 20.8%

1,225	Bentworth School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 3/15/25 – AGM Insured	3/16 at 100.00	AA+	1,303,118

1,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 5.100%, 8/01/33	8/19 at 100.00	Aa2	1,091,770

5,250	Butler Area School District, Butler County, Pennsylvania, General Obligation Bonds, Series 2008, 5.250%, 10/01/25	10/18 at 100.00	A+	5,723,811

420	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 – NPFG Insured	7/13 at 100.00	Aa2	451,861

3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AA	1,773,531

950	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17	No Opt. Call	A+	1,082,535

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	BBB	$568,032

4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – NPFG Insured	No Opt. Call	Baa1	2,471,528

2,195	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 – NPFG Insured	No Opt. Call	Baa1	2,075,680

1,500	Owen J. Roberts School District, Pennsylvania, General Obligation Bonds, Series 2008, 5.000%, 11/15/37	5/18 at 100.00	Aa2	1,550,355

2,000	Oxford Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2007D, 5.375%, 2/01/27 – FGIC Insured	8/15 at 100.00	AA–	2,134,200

1,075	Palmyra Area School District, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/20 – SYNCORA GTY Insured	6/14 at 100.00	Aa3	1,136,522

5,000	Pennsylvania State Public School Building Authority, Lease Revenue Bonds, Philadelphia School District Project, Series 2006A, 5.000%, 6/01/31 – AGM Insured	12/16 at 100.00	AA+	5,128,348

3,565	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%, 6/01/34 – FGIC Insured	No Opt. Call	Aa2	3,744,426

3,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008E, 6.000%, 9/01/38	9/18 at 100.00	Aa2	3,220,740

2,585	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement Series 2005, 5.000%, 7/15/35 – AGM Insured	7/15 at 100.00	AA+	2,638,148

1,575	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AA+	1,802,477

2,500	Reading, Berks County, Pennsylvania, General Obligation Bonds, Series 2009, 5.000%, 11/01/29 – AGM Insured	11/19 at 100.00	Aa3	2,619,300

2,000	Reading, Pennsylvania, General Obligation Bonds, Series 2008, 6.000%, 11/01/28 – AGM Insured	11/18 at 100.00	Aa3	2,227,860

380	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	BBB	366,708

6,775	Southmoreland School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 4/01/25 – NPFG Insured	4/15 at 100.00	A	7,085,224

2,900	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – NPFG Insured	12/15 at 100.00	AA	2,998,049
55,530	Total Tax Obligation/General			53,194,223
	Tax Obligation/Limited – 8.7%

1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AA–	1,518,225

1,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – NPFG Insured	3/12 at 100.00	Baa1	994,150

3,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	2,962,110

2,500	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A, 5.000%, 12/01/32 – NPFG Insured	12/18 at 100.00	AA	2,608,650

1,300	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%, 7/15/18 – AGM Insured	No Opt. Call	AA+	1,564,433

1,300	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – AGM Insured	11/13 at 100.00	AA+	1,382,199

1,250	Philadelphia Municipal Authority, Philadelphia, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34	No Opt. Call	A2	1,330,563

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	A2	1,017,930

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$2,420	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	AA+		$2,525,149

5,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1		4,717,600

450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2		458,195

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A3		1,111,430
21,720	Total Tax Obligation/Limited				22,190,634
	Transportation – 8.1%

2,480	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40	1/20 at 100.00	A–		2,547,010

3,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue Bonds, Series 2010A-2, 0.000%, 12/01/34	12/20 at 100.00	Aa3		2,778,335

4,300	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–		3,167,595

2,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA+		1,626,040

1,900	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	BBB		1,946,949

4,535	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series 2002, 5.000%, 12/01/11 – AMBAC Insured	No Opt. Call	N/R		4,575,724

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Baa3		1,771,920

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2008A, 6.500%, 1/01/38 (Alternative Minimum Tax)	1/18 at 100.00	Baa3		1,924,800

350	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Subordinate Lien Series 2003D, 5.375%, 1/01/18	1/13 at 100.00	Ba1		321,199
23,065	Total Transportation				20,659,572
	U.S. Guaranteed – 5.6% (4)

1,550	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital – Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)	No Opt. Call	AA+	(4)	1,836,735

4,500	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County Building Project, Series 2002A, 5.000%, 11/01/29 (Pre-refunded 11/01/12) – NPFG Insured	11/12 at 100.00	A+	(4)	4,744,575

85	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – AGM Insured (ETM)	No Opt. Call	AA+	(4)	96,251

2,320	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1995, 6.350%, 1/15/14 – NPFG Insured (ETM)	1/11 at 100.00	AAA		2,477,064

1,320	Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Mercy Health Corporation of Southeastern Pennsylvania Obligation Group, Series 1996, 6.000%, 12/15/26 (ETM)	11/11 at 100.00	Aaa		1,519,267

900	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)	8/13 at 100.00	AA+	(4)	987,597

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne Charter High School, Series 2006A:
245	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R	(4)	293,098
440	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R	(4)	529,197

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$785	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	BBB	(4)	$985,905

260	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)	11/14 at 100.00	A2	(4)	297,300

470	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)	No Opt. Call	Aaa		557,956
12,875	Total U.S. Guaranteed				14,324,945
	Utilities – 3.4%

1,875	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	BBB+		1,974,188

3,010	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/12 at 100.00	Ba1		2,984,325

1,345	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	A–		1,324,717

1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, Exelon Generation Company, LLC Project, Series 2009A, 5.000%, 12/01/42 (Mandatory put 6/01/12)	No Opt. Call	A3		1,029,950

315	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – AGM Insured	9/14 at 100.00	AA+		322,390

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – AGM Insured	7/13 at 100.00	AA+		1,055,420
8,545	Total Utilities				8,690,990
	Water and Sewer – 10.0%

1,000	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A, 5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A1		1,080,410

180	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – AGM Insured	No Opt. Call	AA+		202,178

5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AA–		5,037,150

3,000	Erie Water Authority, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	AA+		3,083,310

1,930	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – AGM Insured	7/14 at 100.00	AA+		1,863,936

2,960	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2008, 5.250%, 7/15/31	7/18 at 100.00	Ba1		2,553,178

3,000	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42	7/18 at 100.00	AA–		3,012,600

900	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	Baa3		945,783

2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2010A, 5.000%, 8/01/30 – AGM Insured	8/20 at 100.00	AA+		2,127,860

1,250	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A, 5.250%, 1/01/32	1/19 at 100.00	A1		1,309,913

1,140	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2		1,144,321

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$3,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 – AGM Insured	12/14 at 100.00	AA+	$3,058,770
25,360	Total Water and Sewer			25,419,409
$253,787	Total Investments (cost $242,703,261) – 97.8%			249,840,728
	Other Assets Less Liabilities – 2.2%			5,673,470
	Net Assets – 100%			$255,514,198

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$249,840,728	$—	$249,840,728

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $242,400,824.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$10,869,166
Depreciation	(3,429,262)
Net unrealized appreciation (depreciation) of investments	$7,439,904

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

August 31, 2011

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

24	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.3%

	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$475	5.250%, 6/01/32	6/17 at 100.00	N/R	$436,687
600	5.625%, 6/01/47	6/17 at 100.00	N/R	493,476

19,220	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	Baa3	11,582,161
20,295	Total Consumer Staples			12,512,324
	Education and Civic Organizations – 5.9%

3,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA-	3,021,870

1,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, VMI Dvelopment Board Project, Series 2006C, 5.000%, 12/01/36	6/19 at 100.00	Aa2	1,074,640

2,590	Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2010A, 5.000%, 6/01/35	6/20 at 100.00	Aa2	2,762,727

	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003:
500	4.375%, 10/01/13	No Opt. Call	A2	515,370
1,135	5.500%, 10/01/33	10/13 at 101.00	A2	1,154,216

1,570	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A, 5.125%, 9/01/41	9/21 at 100.00	A	1,587,144

300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	3/12 at 100.00	BBB	295,620

800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB-	801,184

4,500	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%, 6/01/37	6/15 at 100.00	AAA	4,694,040

4,500	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2008, 5.000%, 6/01/40	6/18 at 100.00	AAA	4,822,740

1,250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.125%, 7/01/28 – RAAI Insured	1/12 at 100.00	N/R	1,227,113

500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke College, Series 2011, 5.750%, 4/01/41	4/20 at 100.00	A–	520,755
21,645	Total Education and Civic Organizations			22,477,419
	Energy – 0.4%

500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	423,075

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	Ba2	941,090
1,500	Total Energy			1,364,165
	Health Care – 16.8%

1,525	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A3	1,528,431

	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax Regional Hospital Incorporated, Series 2007:
1,100	5.000%, 9/01/27	9/17 at 100.00	A–	1,103,388
4,250	5.000%, 9/01/37	9/17 at 100.00	A–	4,036,693

2,140	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured	11/20 at 100.00	AA+	2,175,267

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$3,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2009C, 5.000%, 5/15/25	5/19 at 100.00	AA+	$3,272,700

400	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	445,728

2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.250%, 6/15/21	No Opt. Call	A3	2,796,475

1,375	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	1,376,526

2,925	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured	No Opt. Call	A3	3,304,841

3,380	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds, Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured	8/16 at 100.00	Baa1	3,321,289

1,915	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	1,919,462

2,325	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A3	2,334,695

4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J, 5.000%, 7/01/39	7/19 at 100.00	AA	4,563,765

1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,670,944

2,785	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 – NPFG Insured	7/12 at 100.00	A+	2,872,588

1,250	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carillion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38 – AGM Insured	7/20 at 100.00	AA+	1,271,800

	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2006:
3,040	5.250%, 6/15/24	6/16 at 100.00	A3	3,153,210
1,475	5.250%, 6/15/31	6/16 at 100.00	A3	1,485,428
3,360	5.250%, 6/15/37	6/16 at 100.00	A3	3,294,581

2,450	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2010, 5.000%, 11/01/40	5/20 at 100.00	AA	2,519,237

	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds, Series 2007A:
1,000	5.125%, 9/01/22	9/17 at 100.00	BBB+	1,029,900
5,055	5.250%, 9/01/37	9/17 at 100.00	BBB+	4,639,732

5,000	Washington County Industrial Development Authority , Virginia, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2009C, 7.500%, 7/01/29	1/19 at 100.00	BBB+	5,686,750

1,980	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health System Obligated Group, Series 2009E, 5.625%, 1/01/44	1/19 at 100.00	A+	2,042,786

2,145	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester Medical Center, Series 2007, 5.125%, 1/01/31	1/17 at 100.00	A+	2,220,654

480	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A3	485,026
63,020	Total Health Care			64,551,896
	Housing/Multifamily – 2.4%

1,065	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/11 at 101.00	AA+	1,088,079

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$920	Chesterfield County Industrial Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Fore Courthouse Senior Apartments, Series 2002A, 5.600%, 10/20/31 (Alternative Minimum Tax)	4/12 at 102.00	Aaa	$935,704

1,200	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	3/12 at 100.00	AA+	1,201,536

2,785	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)	10/14 at 102.00	N/R	2,714,818

610	Virginia Housing Development Authority, Rental Housing Bonds, Series 2001L, 5.000%, 12/01/20	12/11 at 100.00	AA+	610,787

600	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	607,536

490	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	493,459

1,380	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51	No Opt. Call	AA+	1,392,448
9,050	Total Housing/Multifamily			9,044,367
	Housing/Single Family – 5.6%

725	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	720,019

2,990	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – NPFG Insured	1/12 at 100.00	AAA	2,991,615

2,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	2,363,760

6,545	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	6,550,236

2,310	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%, 7/01/29 (Alternative Minimum Tax)	7/15 at 100.00	AAA	2,294,800

6,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%, 7/01/32 (Alternative Minimum Tax)	7/16 at 100.00	AAA	6,402,370
21,470	Total Housing/Single Family			21,322,800
	Industrials – 1.2%

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BBB	2,139,900

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1997A, 5.875%, 3/01/17 (Alternative Minimum Tax)	11/11 at 100.00	BBB	2,004,660

500	James City County Industrial Development Authority, Virginia, Sewerage and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch, Series 1997, 6.000%, 4/01/32 (Alternative Minimum Tax)	10/11 at 100.00	A–	500,195
4,500	Total Industrials			4,644,755
	Long-Term Care – 4.7%

	Chesterfield County Health Center Commission, Virginia, Residential Care Facility First Mortgage Revenue Bonds, Lucy Corr Village, Series 2008A:
2,000	6.125%, 12/01/30	12/18 at 100.00	N/R	1,835,960
2,500	6.250%, 12/01/38	11/18 at 100.00	N/R	2,234,100

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage Revenue Bonds, Goodwin House, Inc., Series 2007A:
3,860	5.125%, 10/01/37	10/17 at 100.00	N/R	3,599,913
1,250	5.125%, 10/01/42	10/17 at 100.00	N/R	1,147,513

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,200	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.875%, 10/01/36	10/16 at 100.00	A–	$1,124,892

	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006:
1,350	5.000%, 10/01/27	10/11 at 103.00	BBB	1,305,045
3,500	5.000%, 10/01/35	No Opt. Call	BBB	3,164,070

4,210	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31	9/16 at 100.00	N/R	3,598,750
19,870	Total Long-Term Care			18,010,243
	Materials – 0.6%

2,500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax)	2/12 at 100.00	Ba2	2,415,750
	Tax Obligation/General – 3.8%

2,100	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa3	2,450,784

1,660	Bristol, Virginia, General Obligation Bonds, Series 2003, 5.000%, 3/01/25 – AGM Insured	3/13 at 100.00	AA+	1,695,391

1,000	Chesapeake, Virginia, General Obligation Bonds, Series 2004, 5.000%, 12/01/20	12/14 at 101.00	AA+	1,125,570

375	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20	5/12 at 100.00	AAA	386,370

3,000	Pittsylvania County, Virginia, General Obligationl Bonds, Series 2008B, 5.750%, 2/01/30	2/19 at 100.00	Aa3	3,353,340

1,875	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	2,015,981

2,000	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA	2,314,200

1,170	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/25	12/15 at 100.00	AA+	1,254,790
13,180	Total Tax Obligation/General			14,596,426
	Tax Obligation/Limited – 23.6%

	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
670	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	556,502
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	417,362

1,000	Caroline County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 – AMBAC Insured	6/12 at 102.00	N/R	1,000,050

1,000	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 2005, 5.000%, 1/01/18 – NPFG Insured	1/15 at 100.00	Aa3	1,092,690

1,090	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Refunding Series 2004B, 5.125%, 2/15/15 – NPFG Insured	2/14 at 100.00	A+	1,188,111

2,895	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	3,298,881

1,500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003, 5.000%, 6/01/14	6/13 at 101.00	AA+	1,634,400

3,000	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 23, Series 2007A, 4.250%, 4/01/34 – NPFG Insured	4/17 at 100.00	AA+	3,009,540

2,000	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 28, Series 2004, 5.000%, 4/01/33 – NPFG Insured	4/14 at 100.00	AA+	2,132,720

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,915	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/17 – AGM Insured	4/14 at 100.00	AA+	$2,080,379

	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
3,950	5.000%, 6/15/17 – NPFG Insured	6/15 at 100.00	A	4,333,980
1,130	5.000%, 6/15/22 – NPFG Insured	6/15 at 100.00	A	1,187,302
2,900	5.000%, 6/15/25 – NPFG Insured	6/15 at 100.00	A	3,001,355
3,725	5.000%, 6/15/30 – NPFG Insured	6/15 at 100.00	A	3,790,933

	Hampton Roads Regional Jail Authority, Virginia, Revenue Bonds, Regional Jail Facility, Series 2004:
2,020	5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	Aa2	2,164,693
1,625	5.000%, 7/01/18 – NPFG Insured	7/14 at 100.00	Aa2	1,728,285

	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government Projects, Series 2005:
1,155	5.000%, 7/15/17	7/15 at 100.00	AA+	1,310,232
1,210	5.000%, 7/15/18	7/15 at 100.00	AA+	1,356,350

1,450	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA+	1,530,127

1,845	Manassas Park Economic Development Authority, Virginia, Lease Revenue Bond, Series 2010A, 6.000%, 7/15/35	7/20 at 100.00	N/R	1,910,903

860	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue Bonds, Public Projects Series 2008, 5.000%, 2/01/29	2/18 at 100.00	AA–	908,968

3,585	New Kent County Economic Development Authority, Virginia, Lease Revenue Bonds, School and Governmental Projects, Series 2006, 5.000%, 2/01/26 – AGM Insured	2/17 at 100.00	AA+	3,814,476

675	Norfolk Redevelopment and Housing Authority, Virginia, Educational Facility Revenue Bonds, Community College System – Tidewater Community College Downtown Campus, Series 1999, 5.500%, 11/01/19	11/11 at 100.00	AA+	680,515

1,000	Northampton County and Town Joint Industrial Development Authority, Virginia, Lease Revenue Bonds, County Capital Projects, Series 2002, 5.000%, 2/01/33 – RAAI Insured	2/13 at 101.00	N/R	936,290

	Prince William County, Virginia, Certificates of Participation, County Facilities, Series 2005:
1,100	5.000%, 6/01/20 – AMBAC Insured	6/15 at 100.00	Aa1	1,193,093
1,930	5.000%, 6/01/21 – AMBAC Insured	6/15 at 100.00	Aa1	2,079,208

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
3,000	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	2,876,700
5,000	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa1	4,717,600

5,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	489,550

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
135	5.250%, 7/01/27	7/12 at 100.00	Baa1	133,064
480	5.250%, 7/01/36	7/12 at 100.00	Baa1	450,542

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A:
2,500	5.750%, 8/01/37	8/19 at 100.00	A+	2,590,650
4,500	6.000%, 8/01/42	8/19 at 100.00	A+	4,763,880

750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%, 8/01/57	8/17 at 100.00	Aa2	763,658

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A3	1,683,165

1,645	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	N/R	1,735,903

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003, 5.000%, 1/15/23 – AMBAC Insured	1/13 at 100.00	N/R	$2,076,200

2,475	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – NPFG Insured	8/16 at 100.00	A+	2,646,815

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	BBB+	980,270

1,525	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	1,481,629

1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2005A, 5.000%, 2/01/12	No Opt. Call	AA+	1,019,310

1,945	Virginia Port Authority, General Fund Revenue Bonds, Series 2005A, 5.250%, 7/01/19 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AA+	2,099,355

2,750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 8/01/15	No Opt. Call	AA+	3,216,868

1,360	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	1,560,627

	Virginia Resources Authority, Infrastructure Revenue Bonds, Prerefunded-Pooled Loan Bond Program, Series 2002A:
170	5.000%, 5/01/20	5/12 at 100.00	AA	172,334
70	5.000%, 5/01/21	No Opt. Call	AA	70,961

	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2004B:
1,000	5.250%, 5/15/12	No Opt. Call	AA+	1,035,720
1,500	5.000%, 5/15/15	5/14 at 100.00	AA+	1,668,825

2,160	Washington County Industrial Development Authority, Virginia, Public Facilities Lease Revenue Bonds, Refunding Series 2010, 5.500%, 8/01/40	8/20 at 100.00	A+	2,296,728

1,500	Westmoreland County Industrial Development Authority, Virginia, Lease Revenue Bonds, Northumberland County School Project, Series 2006, 5.000%, 11/01/31 – NPFG Insured	11/16 at 100.00	Aa3	1,549,155
90,715	Total Tax Obligation/Limited			90,416,854
	Transportation – 16.2%

	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International Airport, Series 2005A:
2,310	5.000%, 7/01/22 – AGM Insured	7/15 at 100.00	AA+	2,456,639
2,700	5.000%, 7/01/23 – AGM Insured	7/15 at 100.00	AA+	2,853,927

6,800	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Series 2008A, 5.000%, 7/01/38 – AGM Insured	7/18 at 100.00	AA+	6,963,540

900	Chesapeake, Virginia, Toll Road Revenue Bonds, Chesapeake Expressway, Series 1999A, 5.625%, 7/15/19	1/12 at 100.00	Baa1	902,133

1,000	District of Columbia Metropolitan Area Transit Authority, Gross Revenue Bonds, Series 2009A, 5.125%, 7/01/32	7/19 at 100.00	Aa3	1,066,300

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appriciation Series 2009B-2:
5,850	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA+	1,425,879
13,000	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA+	2,729,740

	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2001B:
1,475	5.000%, 10/01/26 – NPFG Insured	10/11 at 101.00	AA–	1,491,092
1,250	5.000%, 10/01/31 – NPFG Insured	10/11 at 101.00	AA–	1,259,850

3,025	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008-A, 5.375%, 10/01/29 (Alternative Minimum Tax)	10/18 at 100.00	AA–	3,173,618

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2009C:
$1,200	5.000%, 10/01/28	10/18 at 100.00	AA–		$1,274,484
3,000	5.625%, 10/01/39	10/18 at 100.00	AA–		3,224,280

	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Series 2010A:
1,450	5.000%, 10/01/30	No Opt. Call	AA–		1,541,872
3,800	5.000%, 10/01/35	10/20 at 100.00	AA–		3,982,134

	Metropolitan Washington D.C. Airports Authority, Virginia, System Revenue Bonds, Series 2007B:
5,000	5.000%, 10/01/25 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	AA–		5,203,050
2,500	5.000%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)	10/17 at 100.00	AA–		2,480,875

3,300	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44	10/28 at 100.00	BBB+		2,065,833

5,250	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured	10/26 at 100.00	AA+		4,256,228

3,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 – FGIC Insured	1/12 at 100.00	A3		3,000,900

2,610	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	Baa1		2,671,961

1,750	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/11 at 100.00	CCC+		1,441,930

1,730	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	BBB		1,958,879

1,485	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	BBB		1,651,454

1,015	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3		1,052,545

2,155	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%, 7/01/36 – FGIC Insured (Alternative Minimum Tax)	7/13 at 100.00	Aa3		2,136,683
77,555	Total Transportation				62,265,826
	U.S. Guaranteed – 5.5% (4)

840	Bristol, Virginia, General Obligation Bonds, Series 2003, 5.000%, 3/01/25 (Pre-refunded 3/01/13) – AGM Insured	3/13 at 100.00	AA+	(4)	900,026

750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – AGM Insured (ETM)	No Opt. Call	AA+	(4)	897,135

	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,115	5.000%, 7/15/17 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1	(4)	1,209,017
2,000	5.250%, 7/15/23 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	Baa1	(4)	2,177,940

85	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)	11/12 at 100.00	A3	(4)	90,465

1,450	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	N/R	(4)	1,525,023

390	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19 (Pre-refunded 3/01/13)	3/13 at 100.00	N/R	(4)	417,565

5	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/24 (Pre-refunded 12/01/16)	12/16 at 100.00	AAA		6,050

100	Prince William County, Virginia, Lease Participation Certificates, Series 2002, 5.000%, 12/01/21 (Pre-refunded 6/01/12)	6/12 at 100.00	Aa1	(4)	103,638

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 (Pre-refunded 7/01/12) – AGM Insured	7/12 at 101.00	AA+	(4)	$630,396

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
365	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	Baa1	(4)	379,695
1,320	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	Baa1	(4)	1,373,143

1,415	Roanoke, Virginia, General Obligation Bonds, Series 2006A, 5.000%, 2/01/21 (Pre-refunded 2/01/16) – NPFG Insured	2/16 at 100.00	AA	(4)	1,682,279

	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
1,000	5.000%, 10/01/17 (Pre-refunded 10/01/12)	10/12 at 101.00	AA	(4)	1,062,180
500	5.250%, 10/01/20 (Pre-refunded 10/01/12)	10/12 at 101.00	AA	(4)	532,440

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
250	5.250%, 6/01/19 (Pre-refunded 6/01/12)	6/12 at 100.00	Aaa		259,273
5,125	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa		5,688,391

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22 (Pre-refunded 2/01/12)	2/12 at 100.00	AA+	(4)	2,040,420
19,310	Total U.S. Guaranteed				20,975,076
	Utilities – 3.8%

3,000	Chesterfield County Economic Development Authority, Virginia, Solid Waste and Sewerage Disposal Revenue Bonds, Virginia Electric and Power Company Projects, Series 2007A, 5.600%, 11/01/31 (Alternative Minimum Tax)	11/17 at 100.00	A–		2,987,910

3,000	Chesterfield County Economic Development Authority, Virginia, Solid Waste and Sewerage Disposal Revenue Bonds, Virginia Electric and Power Company Projects, Series 2009A, 5.000%, 5/01/23	5/19 at 100.00	A–		3,306,510

2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1		2,006,440

	Richmond, Virginia, Public Utility Revenue Bonds, Series 2009A:
4,000	5.000%, 1/15/35	1/19 at 100.00	AA		4,251,720
2,000	5.000%, 1/15/40	1/19 at 100.00	AA		2,116,700
14,000	Total Utilities				14,669,280
	Water and Sewer – 4.2%

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
115	5.375%, 4/01/21	4/12 at 100.00	AAA		118,075
800	5.000%, 4/01/27	4/12 at 100.00	AAA		808,904

1,395	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA+		1,659,897

1,015	James City Service Authority, Virginia, Water and Sewerage Revenue Bonds, Series 2003, 5.000%, 1/15/15 – AGM Insured	1/13 at 101.00	AA+		1,086,588

3,000	Loudoun County Sanitation Authority, Virginia, Water and Sewer System Revenue Bonds, Series 2007, 4.500%, 1/01/32	1/17 at 100.00	AAA		3,090,870

2,325	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26	1/15 at 100.00	AAA		2,467,197

1,750	Newport News, Virginia, Water Revenue Bonds, Series 2007, 4.750%, 6/01/31 – AGM Insured	6/17 at 100.00	AAA		1,800,855

1,400	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 1998, 5.125%, 11/01/28 – AGM Insured	11/11 at 100.00	AA+		1,401,498

1,520	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2		1,525,761

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$1,000	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, 4.750%, 10/01/27	10/17 at 100.00	AAA	$1,068,780

1,135	York County, Virginia, Sewer System Revenue Bonds, Series 2005, 5.000%, 6/01/29 – AMBAC Insured	6/15 at 101.00	Aa2	1,186,904
15,455	Total Water and Sewer			16,215,329
$394,065	Total Investments (cost $368,580,058) – 98.0%			375,482,510
	Other Assets Less Liabilities – 2.0%			7,563,576
	Net Assets – 100%			$383,046,086

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$375,482,510	$—	$375,482,510

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $368,078,237.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$15,871,608
Depreciation	(8,467,335)
Net unrealized appreciation (depreciation) of investments	$7,404,273

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

August 31, 2011

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

34	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.8%

$750	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$699,480

420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	445,985
1,170	Total Consumer Staples			1,145,465
	Education and Civic Organizations – 7.0%

1,335	Northern Arizona University, System Revenue Refunding Bonds, Series 2006, 5.000%, 6/01/25 – FGIC Insured	6/17 at 100.00	A+	1,412,377

1,025	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–	929,070

290	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	No Opt. Call	N/R	301,852

300	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.100%, 6/01/45	6/19 at 100.00	BBB–	261,375

1,000	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	928,360

575	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011, 7.875%, 3/01/42	3/21 at 100.00	BB+	593,918
4,525	Total Education and Civic Organizations			4,426,952
	Energy – 1.6%

1,250	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project Hovensa LLC, Series 2007, 4.700%, 7/01/22 (Alternative Minimum Tax)	1/15 at 100.00	Ba2	1,057,688
	Health Care – 19.1%

1,335	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007A, 5.000%, 1/01/25	1/17 at 100.00	AA–	1,376,465

1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 1.013%, 1/02/37	1/17 at 100.00	AA–	696,630

1,770	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2008D, 5.500%, 1/01/38	1/18 at 100.00	AA–	1,822,250

700	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37	12/15 at 100.00	BBB	601,405

1,035	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB	869,265

900	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A	927,918

1,415	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32	7/17 at 100.00	A	1,423,363

650	Show Low Industrial Development Authority, Arizona, Hospital Revenue Bonds, Navapache Regional Medical Center, Series 2005, 5.000%, 12/01/30 – RAAI Insured	12/15 at 100.00	BBB+	595,043

1,500	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/35	7/15 at 100.00	BBB+	1,321,335

1,200	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39	7/21 at 100.00	BBB+	1,204,296

1,250	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2003A, 6.000%, 8/01/33	8/13 at 100.00	Baa2	1,252,163
12,755	Total Health Care			12,090,133

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 3.6%

$2,365	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Western Groves Apartments Project, Series 2001B, Pass through Certificates Series 2002-4, 5.800%, 11/01/34 (Mandatory put 11/01/21) (Alternative Minimum Tax)	12/11 at 100.00	N/R	$2,266,710
	Tax Obligation/General – 12.6%

2,000	Gila County Unified School District 10 Payson, Arizona, School Improvement Bonds, Project 2006, Series 2008B, 5.750%, 7/01/28	7/18 at 100.00	Aa3	2,190,440

2,715	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Series 2008C, 5.000%, 7/01/27	7/18 at 100.00	Aa3	2,895,004

335	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 2.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA+	363,874

1,000	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16	No Opt. Call	Aa2	1,207,010

1,250	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series 2006, 5.000%, 7/01/25 – NPFG Insured	7/16 at 100.00	Aa2	1,310,813
7,300	Total Tax Obligation/General			7,967,141
	Tax Obligation/Limited – 30.7%

2,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B, 5.000%, 10/01/26 – AGC Insured	4/20 at 100.00	AA+	2,112,760

689	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2005, 5.500%, 7/15/29	7/15 at 100.00	N/R	565,028

516	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds, Montecito Assessment District, Series 2007, 5.550%, 7/01/22	7/17 at 100.00	N/R	469,643

665	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series 2007, 6.125%, 7/15/27	7/17 at 100.00	N/R	632,275

346	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/12 at 100.00	N/R	349,284

3,000	Glendale Western Loop 101 Public Facilities Corporation, Arizona, Third Lien Excise Tax Revenue Bonds, Series 2008B, 6.250%, 7/01/38	1/14 at 100.00	AA	3,105,089

1,116	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006, 4.600%, 1/01/26	7/16 at 100.00	A2	1,129,537

1,115	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 – AMBAC Insured	6/12 at 100.00	N/R	1,058,614

590	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33	7/18 at 100.00	N/R	588,407

1,600	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 – AGM Insured	7/15 at 100.00	AA+	1,682,384

1,000	Pinetop Fire District of Navajo County, Arizona, Certificates of Participation, Series 2008, 7.750%, 6/15/29	6/16 at 102.00	A3	1,026,920

2,750	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/26 – AMBAC Insured	No Opt. Call	BBB+	2,888,187

1,000	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/21	1/12 at 100.00	A3	1,001,220

1,670	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured	7/15 at 100.00	A+	1,727,515

	Scottsdale, Arizona, Waterfront Commercial Community Facilities District General Obligation Bonds, Series 2007:
265	6.000%, 7/15/27	7/17 at 100.00	N/R	236,788
310	6.050%, 7/15/32	7/17 at 100.00	N/R	266,997

555	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series 2005, 5.750%, 7/15/24	7/15 at 100.00	A1	586,230
19,187	Total Tax Obligation/Limited			19,426,878

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 7.0% (4)

$1,525	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – NPFG Insured (ETM)	No Opt. Call	N/R	(4)	$1,834,362

2,270	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/18 (Pre-refunded 7/01/14) – AMBAC Insured	7/14 at 100.00	AAA		2,577,448
3,795	Total U.S. Guaranteed				4,411,810
	Utilities – 2.9%

1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15	No Opt. Call	AA		1,171,590

665	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	BBB–		673,858
1,665	Total Utilities				1,845,448
	Water and Sewer – 8.5%

1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation, Series 2004, 5.000%, 7/01/24 – SYNCORA GTY Insured	7/14 at 100.00	A		1,016,829

1,000	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/30 – SYNCORA GTY Insured	7/16 at 100.00	A		1,013,640

1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22	7/14 at 100.00	AAA		1,475,321

	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
555	4.700%, 4/01/22	4/14 at 100.00	N/R		559,829
645	4.900%, 4/01/32	4/17 at 100.00	N/R		598,238

830	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R		741,962
5,450	Total Water and Sewer				5,405,819
$59,462	Total Investments (cost $58,276,309) – 94.8%				60,044,044
	Other Assets Less Liabilities – 5.2%				3,288,743
	Net Assets – 100%				$63,332,787

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund (continued)

August 31, 2011

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$60,044,044	$—	$60,044,044

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $58,169,082.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$2,910,896
Depreciation	(1,035,934)
Net unrealized appreciation (depreciation) of investments	$1,874,962

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provision: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

38	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 17.6%

$430	Boulder County, Colorado, Development Revenue Bonds, University Corporation for Atmospheric Research, Series 2003, 5.000%, 9/01/23 – AMBAC Insured	9/13 at 100.00	A+	$443,210

1,440	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools – Adams County School District 12, Series 2004, 5.250%, 5/01/17 – SYNCORA GTY Insured	5/14 at 100.00	A	1,529,611

1,130	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aurora Academy, Series 2004, 5.375%, 2/15/19 – SYNCORA GTY Insured	2/14 at 100.00	A	1,182,839

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek Charter School, Series 2007A, 4.625%, 3/15/37 – CIFG Insured	3/17 at 100.00	AA+	863,490

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	474,525

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Ridgeview Classical Schools, Series 2005A, 5.500%, 8/15/25 – SYNCORA GTY Insured	8/15 at 100.00	A	1,030,730

1,355	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Series 2004, 5.250%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A	1,382,954

500	Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Kent Denver School Project, Series 2010, 5.125%, 10/01/39	10/19 at 100.00	A–	506,580

400	Colorado Educational and Cultural Facility Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	418,684

840	University of Northern Colorado at Greeley, Institutional Enterprise System Revenue Refunding Bonds, Series 2011A, 5.000%, 6/01/30	6/21 at 100.00	Aa2	904,050
8,595	Total Education and Civic Organizations			8,736,673
	Health Care – 21.3%

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2006D, 5.125%, 11/15/29	11/16 at 100.00	AA–	1,023,060

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.000%, 7/01/39	7/19 at 100.00	AA	998,440

1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.500%, 5/15/28	5/18 at 100.00	BBB+	990,220

750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.125%, 9/15/29	9/17 at 100.00	BBB	710,670

500	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA	548,105

1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/25	9/14 at 100.00	A3	1,005,230

560	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	A	563,248

1,400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series 2005A, 5.200%, 3/01/31 – AGM Insured	9/18 at 102.00	AA+	1,462,916

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001, 5.800%, 1/15/27	1/12 at 100.00	A–	500,990

885	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30	12/11 at 100.00	A–	886,354

600	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/30	3/12 at 100.00	BBB	560,784

345	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R	336,106

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.375%, 12/01/23	12/13 at 102.00	BBB–	$519,105

500	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.000%, 11/15/37	5/16 at 100.00	A3	482,965
10,540	Total Health Care			10,588,193
	Housing/Multifamily – 2.5%

1,285	Colorado Housing Finance Authority, Multifamily Housing Revenue Bonds, Castle Highlands Apartments Project, Series 2001B, Pass Though Certificates 2001-2, 6.000%, 11/01/33 (Mandatory put 11/01/22) (Alternative Minimum Tax)	11/11 at 100.00	N/R	1,227,548
	Housing/Single Family – 1.8%

700	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2011A-A, 4.850%, 11/01/26	5/21 at 100.00	Aaa	731,388

55	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3, 6.750%, 10/01/21	10/11 at 105.00	Aa2	56,498

65	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000A-2, 7.450%, 10/01/16 (Alternative Minimum Tax)	10/11 at 105.00	Aa2	67,558

20	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000C-3, 7.150%, 10/01/30	10/11 at 105.00	AA	20,404
840	Total Housing/Single Family			875,848
	Long-Term Care – 2.8%

500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	No Opt. Call	N/R	503,615

1,000	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002A, 5.500%, 12/01/33 – RAAI Insured	12/12 at 100.00	BBB–	909,290
1,500	Total Long-Term Care			1,412,905
	Tax Obligation/General – 4.0%

1,000	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds, Series 2010, 6.250%, 12/01/35	12/20 at 100.00	Aa2	1,156,960

500	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	AA+	610,570

250	Rangely Hospital District, Rio Blanco County, Colorado, General Obligation Bonds, Refunding Series 2011, 4.500%, 11/01/21	No Opt. Call	Baa1	240,310
1,750	Total Tax Obligation/General			2,007,840
	Tax Obligation/Limited – 27.9%

670	Belle Creek Metropolitan District 1, Adams County, Colorado, General Obligation Refunding Bonds, Series 2011, 6.000%, 12/01/26	No Opt. Call	BBB+	724,491

500	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/01/28 – AGM Insured	12/13 at 100.00	AA+	514,755

2,000	Colorado, Certificates of Participation, UCDHSC Fitzsimons Academic Projects, Series 2005B, 5.250%, 11/01/24 – NPFG Insured	11/15 at 100.00	AA–	2,082,096

2,000	Conservatory Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	1,502,080

1,000	Eagle Bend Metropolitan District 2, Colorado, General Obligation Bonds, Series 2003, 5.250%, 12/01/23 – RAAI Insured	No Opt. Call	A–	1,005,600

	Eagle River Fire Protection District, Colorado, Certificates of Participation, Series 2010:
220	6.625%, 12/01/24	No Opt. Call	N/R	231,697
400	6.875%, 12/01/30	12/19 at 100.00	N/R	412,884

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$500	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R		$503,425

500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R		490,405

500	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	12/15 at 100.00	N/R		458,240

1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured	12/20 at 100.00	AA+		1,074,750

1,200	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R		1,031,688

1,000	Pueblo, Colorado, Certificates of Participation, Police Complex Project, Series 2008, 5.500%, 8/15/23 – AGC Insured	8/18 at 100.00	AA+		1,129,420

250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+		264,660

1,150	Regional Transportation District, Colorado, Master Lease Purchase Agreement II, Fixed Rate Certificates of Participation, Transit Vehicles Project, Series 2002A, 5.000%, 12/01/22 – AMBAC Insured	12/17 at 100.00	Aa3		1,235,802

1,460	Tower Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2005, 5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	N/R		1,230,532
14,350	Total Tax Obligation/Limited				13,892,525
	Transportation – 5.9%

1,440	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/29	No Opt. Call	A+		1,531,066

700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	Baa1		691,691

290	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Improvement Series 2006B, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		277,707

350	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27 (Alternative Minimum Tax)	5/21 at 100.00	Baa2		356,699

75	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.000%, 7/15/22	7/20 at 100.00	Baa3		75,155
2,855	Total Transportation				2,932,318
	U.S. Guaranteed – 5.6% (4)

400	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/23 (Pre-refunded 11/15/11)	11/11 at 101.00	A2	(4)	409,156

795	Colorado Springs, Colorado, Utility System Revenue Bonds, Series 1978B, 6.600%, 11/15/18 (ETM)	No Opt. Call	AAA		969,495

560	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33 (Pre-refunded 12/01/14)	12/14 at 100.00	AA+	(4)	663,169

650	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 (Pre-refunded 12/15/14) – FGIC Insured	12/14 at 100.00	Aa1	(4)	757,920
2,405	Total U.S. Guaranteed				2,799,740
	Water and Sewer – 6.3%

350	Colorado Water Resources and Power Development Authority, Small Water Resources Program Revenue Bonds, City of Fountain, Colorado Utility Enterprise Project, Series 2011A, 5.000%, 9/01/36 – AGM Insured	9/21 at 100.00	AA+		361,830

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series 2011B:
$1,000	4.125%, 8/01/26	8/21 at 100.00	Aa3	$1,022,880
1,650	5.000%, 8/01/31	8/21 at 100.00	Aa3	1,763,702
3,000	Total Water and Sewer			3,148,412
$47,120	Total Investments (cost $46,988,101) – 95.7%			47,622,002
	Other Assets Less Liabilities – 4.3%			2,120,663
	Net Assets – 100%			$49,742,665

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$47,622,002	$—	$47,622,002

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $46,937,146.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$1,797,873
Depreciation	(1,113,017)
Net unrealized appreciation (depreciation) of investments	$684,856

42	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provision: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Bonds backed by U.S. Government or agency securities are given an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 16.5%

$3,000	Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Acadamy Project, Refunding and improvement Series 2010, 5.375%, 9/01/35	9/20 at 100.00	AA–	$3,195,930

1,500	New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate Series 2001B-1, 5.900%, 9/01/31	3/12 at 100.00	A2	1,500,645

700	New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2011, 5.000%, 7/01/31	7/21 at 100.00	A+	715,512

750	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	693,900

2,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	3,002,975

2,000	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series 2002A, 5.000%, 6/01/22	6/12 at 100.00	AA	2,057,400

750	University of New Mexico, Subordinate Lien Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AA	805,965

1,000	University of New Mexico, System Improvement Subordinated Lien Revenue Bonds, Series 2007A, 5.000%, 6/01/25 – AGM Insured	6/17 at 100.00	AA+	1,086,520
12,200	Total Education and Civic Organizations			13,058,847
	Health Care – 10.5%

2,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23	6/14 at 100.00	A3	2,055,200

1,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2007A, 5.250%, 6/01/27	6/17 at 100.00	A3	1,024,820

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2008A, 6.375%, 8/01/32	8/18 at 100.00	AA–	2,216,920

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2009, 5.000%, 8/01/39	8/19 at 100.00	AA–	2,022,060

1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	1,019,230
8,000	Total Health Care			8,338,230
	Housing/Multifamily – 6.0%

2,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, Las Palomas Apartments, Series 2006C, 4.700%, 9/01/22 (Alternative Minimum Tax)	3/20 at 100.00	AA+	2,060,340

1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)	9/17 at 100.00	N/R	951,320

1,815	New Mexico Mortgage Finance Authority, Multifamily Housing Subordinate Revenue Bonds, Manzano Mesa Apartments Project, Series 2001F, Pass through Certificates 2002-2, 5.950%, 11/01/34 (Mandatory put 11/01/23) (Alternative Minimum Tax)	11/11 at 100.00	N/R	1,711,382
4,815	Total Housing/Multifamily			4,723,042
	Housing/Single Family – 7.0%

1,405	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2009-B2, 5.250%, 9/01/34	3/19 at 100.00	AA+	1,458,769

500	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2011B, 5.000%, 3/01/28	No Opt. Call	AA+	539,400

1,225	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007A-1, 4.800%, 1/01/33 (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,217,638

775	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007B-2, 4.850%, 7/01/38 (Alternative Minimum Tax)	1/17 at 100.00	AA+	760,686

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$635	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2007E, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/17 at 100.00	AA+	$642,804

905	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2008-D2., 5.500%, 7/01/39	7/18 at 100.00	AA+	947,915
5,445	Total Housing/Single Family			5,567,212
	Information Technology – 0.7%

500	Sandoval County, New Mexico, Incentive Payment Revenue Bonds, Intel Corporation Project, Series 2005, 5.000%, 6/01/20	6/15 at 100.00	A+	538,970
	Long-Term Care – 1.2%

1,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	N/R	965,160
	Tax Obligation/General – 2.6%

1,970	Sandoval County, New Mexico, General Obligation Bonds, Series 2004, 5.000%, 4/15/23 – NPFG Insured	4/14 at 100.00	Aa2	2,078,350
	Tax Obligation/Limited – 24.7%

1,500	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Revenue Refunding Bonds, Series 2004A, 5.000%, 7/01/37 – AGM Insured	7/14 at 100.00	AAA	1,524,645

1,300	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1996B, 5.700%, 4/01/27 – NPFG Insured	No Opt. Call	AAA	1,559,441

1,125	Cibola County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	A2	1,170,203

	Dona Ana County, New Mexico, Gross Receipts Tax Revenue Refunding and Improvement Bonds, Series 2003:
360	5.250%, 5/01/25 – AMBAC Insured	5/13 at 100.00	N/R	364,208
545	5.250%, 5/01/28 – AMBAC Insured	5/13 at 100.00	N/R	547,720

1,160	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 6/01/24 – AMBAC Insured	6/13 at 100.00	Aa3	1,201,400

1,510	Lincoln County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 2002, 5.125%, 6/01/30 – AMBAC Insured	6/12 at 100.00	A1	1,521,612

495	Montecito Estates Public Improvement District, New Mexico, Special Levee Revenue Bonds, Series 2007, 7.000%, 10/01/37	10/17 at 100.00	N/R	434,759

605	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.375%, 8/01/39	2/20 at 100.00	A+	610,270

4,000	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	AA+	4,738,559

	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2010A:
1,135	5.000%, 6/01/23	6/20 at 100.00	Aa1	1,314,750
1,095	5.000%, 6/01/24	6/20 at 100.00	Aa1	1,253,326
1,255	5.000%, 6/01/25	6/20 at 100.00	Aa1	1,420,321

1,245	Santa Fe, New Mexico, Gross Receipts Sales Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA+	1,336,495

600	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38	10/18 at 100.00	N/R	546,402
17,930	Total Tax Obligation/Limited			19,544,111
	Utilities – 4.4%

1,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40	6/20 at 100.00	Baa3	973,990

1,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA+	1,018,230

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund (continued)

August 31, 2011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,560	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	A3	$1,518,098
3,560	Total Utilities			3,510,318
	Water and Sewer – 20.2%

2,000	Albuquerque and Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 2006A, 5.000%, 7/01/26 – AMBAC Insured	7/16 at 100.00	AAA	2,193,840

4,000	Albuquerque and Bernalillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 2008A, 5.000%, 7/01/33	7/18 at 100.00	AAA	4,252,880

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C, 5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA	1,078,990

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005C, 5.000%, 6/15/25 – AMBAC Insured	6/15 at 100.00	Aa2	1,079,610

4,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2006B, 5.000%, 6/01/36 – NPFG Insured	6/16 at 100.00	AAA	4,140,600

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2007E, 5.000%, 6/01/29 – NPFG Insured	6/17 at 100.00	AAA	1,064,860

1,000	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 6/01/23 – NPFG Insured	6/15 at 100.00	Aa3	1,056,630

1,000	Santa Fe, New Mexico Water Utility System Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009, 5.000%, 6/01/27	6/19 at 100.00	AA+	1,097,080
15,000	Total Water and Sewer			15,964,490
$70,420	Total Investments (cost $71,792,802) – 93.8%			74,288,730
	Other Assets Less Liabilities – 6.2%			4,929,892
	Net Assets – 100%			$79,218,622

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$74,288,730	$—	$74,288,730

46	Nuveen Investments

During the period ended August 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2011, the cost of investments was $71,790,204.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2011, were as follows:

Gross unrealized:
Appreciation	$2,864,906
Depreciation	(366,380)
Net unrealized appreciation (depreciation) of investments	$2,498,526

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

N/R	Not rated.

Nuveen Investments	47

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: October 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 28, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 28, 2011